Revenue and contract liabilities	6 Months Ended
Jun. 30, 2026
Revenue from Contract with Customer [Abstract]
Revenue and contract liabilities

14. Revenue and contract liabilities

In accordance with ASC 606, the Group disaggregates revenue by customer relationship and revenue stream as follows:

	For the six months ended June 30,
	2025	2026
	(RMB in thousands)
Products revenue – third parties	175,588	279
Mining products and related components	175,444	246
Other revenues	144	33
Products revenue – related party (Note 15)	—	10,852
Work in process and related components	—	10,852
Total revenue	175,588	11,131

The Group’s revenue recognition policy under ASC 606 is unchanged from the accounting policy disclosed in the 2025 annual financial statements.

Contract liabilities represent advance payments received from customers before the related products are delivered. The revenue recognized during the six months ended June 30, 2025 and 2026 for the beginning balance of contract liability was RMB27,262,000 and RMB279,000, respectively. As of June 30, 2026, the remaining balance primarily represented advance payments that are generally nonrefundable and may be applied by customers, at their discretion, toward future product purchases, for which the specific products and delivery schedules had not yet been determined. The transaction price allocated to the related remaining performance obligations was RMB16,122,000 and will be recognized as revenue upon delivery of the related products.